Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	€ 0.1	€ (0.2)	€ (0.1)	€ (0.3)
Total share capital and capital reserve						€ 1,762.3		€ 1,637.5
Listing and share transaction costs				€ (13.3)		(13.8)		(13.8)
Total net share capital and capital reserve						1,748.5		1,623.7
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						1,751.7		1,626.9
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						€ 10.6		€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares					$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares						174,229,051		165,291,546
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares					$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares						1,500,000		1,500,000